BUSINESS COMBINATION (TABLES)	12 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The provisional assets and liabilities of Kayser Myanmar had been recorded at fair values on the date of acquisition.

$
Identifiable assets acquired, at fair value:
Cash and cash equivalents	56
Accounts receivable	293
Other assets	76
Property, plant and equipment	145
Long term payables	(545)
Other liabilities	(2)
23

Schedule Of Goodwill Arising On Acquisition [Table Text Block]
The non-controlling interest (25%) in Kayser Myanmar recognised at the acquisition date was measured by reference to the proportionate share of recognised amounts of net assets of Kayser Myanmar and amounted to $25.

$
Goodwill arising on acquisition:
Cash consideration paid	50
Add: Non-controlling interests	25
Add: Interest in equity investee previously held	25
Less: Identifiable net assets acquired	(23)
Goodwill arising on acquisition	77

$
Net cash outflow arising on acquisition is determined as follows:
Cash consideration paid	(75)
Bank balance and cash acquired	56
(19)

Business Acquisition, Pro Forma Information [Table Text Block]
The following pro forma information summarises the effect of the acquisition, as if the acquisition of Kayser Myanmar had occurred as of april 1, 2014. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the acquisition been consummated on April 1, 2014, nor is it intended to be a projection of future results:

$
(unaudited)

Pro forma net sales	22,373
Pro forma operating income	1,308
Pro forma net income	1,184